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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 375 Park Avenue
         New York, NY 10152

Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter R. Sismondo
Title:     Vice President, Controller, Treasurer and Assistant Secretary
Phone:     212-752-1356

Signature, Place, and Date of Signing:

/s/ Peter R. Sismondo            New York, NY                    August 13, 2003
--------------------------------------------------------------------------------
   [Signature]                   [City, State]                       [Date]
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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         22
Form 13F Information Table Value Total:   $698,783
                                          (thousands)

List of Other Included Managers:
      No.         Form 13F File Number                       Name

      2                                         Underwriters Reinsurance Company
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SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 06/30/03


      COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5               COLUMN 6     COLUMN 7      COLUMN 8
----------------------  --------------  ---------  --------  ---------------------  -----------------  --------  ----------------
                                                                                        INVESTMENT                       VOTING
NAME OF ISSUER          TITLE OF CLASS  CUSIP       MARKET    SHRS OR    SH/  PUT/      DISCRETION     MANAGER       AUTHORITY
                                                     VALUE    PRIN AMT   PRN  CALL  SOLE  SHRD  OTHER            SOLE  SHRD  NONE
                                                   (X 1000)                         (A)   (B)    (C)             (A)   (B)   (C)
ALTRIA GROUP INC        COM             02209S103    1,136       25,000  SH               X                 1    X
AMB PROPERTY CORP       COM             00163T109      837       29,700  SH               X                 1    X
AMEREN CORP             COM             023608102    4,410      100,000  SH               X                 1    X
APARTMENT INVT &
  MGMT CO               CL A            03748R101      927       26,800  SH               X                 1    X
ARCH COAL INC           COM             039380100    6,251      272,035  SH               X                 1    X
ARCH COAL INC           COM             039380100   14,431      627,965  SH               X                 2    X
ARCHSTONE-SMITH TR      COM             039583109    1,154       48,093  SH               X                 1    X
AVALONBAY CMNTYS INC    COM             053484101    1,137       26,664  SH               X                 1    X
BRE PROPERTIES INC      CL A            05564E106    1,034       31,150  SH               X                 1    X
BERKSHIRE HATHAWAY INC
  DEL                   CL B            084670207    2,748        1,131  SH               X                 1    X
BOSTON PROPERTIES INC   COM             101121101    1,592       36,350  SH               X                 1    X
BURLINGTON NORTHN
  SANTA FE              COM             12189T104  337,479   11,866,352  SH         X                       1    X
BURLINGTON NORTHN
  SANTA FE              COM             12189T104  117,561    4,133,648  SH               X                 2    X
CIGNA CORP              COM             125509109   69,796    1,486,910  SH         X                       1    X
CIGNA CORP              COM             125509109  117,964    2,513,090  SH               X                 2    X
CINERGY CORP            COM             172474108    3,679      100,000  SH               X                 1    X
FEDERAL REALTY INVT TR  SH BEN INT      313747206    1,108       34,640  SH               X                 1    X
FIRST FED CAP CORP      COM             319960100    1,899       96,000  SH               X                 1    X
FIRST INDUSTRIAL
  REALTY TRUS           COM             32054K103      841       26,600  SH               X                 1    X
GENERAL GROWTH PPTYS
  INC                   COM             370021107    1,408       22,550  SH               X                 1    X
GREAT PLAINS ENERGY
  INC                   COM             391164100    2,888      100,000  SH               X                 1    X
MACERICH CO             COM             554382101    1,100       31,310  SH               X                 1    X
MACK CALI RLTY CORP     COM             554489104    1,441       39,600  SH               X                 1    X
SAFECO CORP             COM             786429100    3,529      100,000  SH               X                 1    X
UNITED FIRE & CAS CORP  COM             910331107    2,433       75,684  SH               X                 1    X

GRAND TOTAL                                        698,783   21,851,272
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